Note 16 - Summarised financial information on Huarong Rongde Asset Management Company Ltd (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Summarised financial information on Huarong Rongde Asset Management Company Ltd [Line Items]
Total net revenues	[1]	€ 118	€ 197
Net income (loss)	[1]	74	157
Other comprehensive income	[1]	(55)	(19)
Total comprehensive income (loss), net of tax	[1],[2]	19	138
Total assets	[1]	5,667	7,058
Total liabilities	[1]	4,532	5,579
Noncontrolling interests	[1]	417	739
Net assets of the equity method investee	[1]	€ 718	€ 740

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2019 based on December 2018 PRC GAAP audited financials and for December 2018 based on December 2017 PRC GAAP audited financials.
[2]	The Group received dividends from Huarong Rongde Asset Management Company Limited of EUR7million during the reporting period 2019 (2018: EUR17million